                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       December, 2007
Payment Date                                                                                                 1/15/2008
Transaction Month                                                                                                    7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $2,224,998,964.25              102,246              56.5 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------    --------------------
Original Securities:
   Class A-1 Notes                                       $  466,000,000.00             5.34852%            July 15, 2008
   Class A-2a Notes                                      $  300,000,000.00               5.420%           April 15, 2010
   Class A-2b Notes                                      $  287,596,000.00   one-month LIBOR +            April 15, 2010
   Class A-3a Notes                                      $  255,444,000.00               5.400%          August 15, 2011
   Class A-3b Notes                                      $  294,000,000.00   one-month LIBOR +           August 15, 2011
   Class A-4a Notes                                      $  144,330,000.00               5.470%            June 15, 2012
   Class A-4b Notes                                      $  145,000,000.00   one-month LIBOR +             June 15, 2012
   Class B Notes                                         $   59,759,000.00               5.600%         October 15, 2012
   Class C Notes                                         $   39,840,000.00               5.800%        February 15, 2013
   Class D Notes                                         $   39,839,000.00               7.050%        December 15, 2013
                                                         -----------------
   Total                                                 $2,031,808,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 6,418,308.89

PRINCIPAL:
   Principal Collections                                                                                  $36,688,192.56
   Prepayments in Full                                                                                    $13,751,438.28
   Liquidation Proceeds                                                                                   $ 1,043,988.93
   Recoveries                                                                                             $     7,440.34
                                                                                                          --------------
      SUB TOTAL                                                                                           $51,491,060.11
COLLECTIONS                                                                                               $57,909,369.00

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   154,456.07
   Purchase Amounts Related to Interest                                                                   $       660.95
                                                                                                          --------------
      SUB TOTAL                                                                                           $   155,117.02

Clean-up Call                                                                                             $         0.00

   Reserve Account Draw Amount                                                                            $         0.00
   Net Swap Receipt - Tranche A-2b                                                                        $         0.00
   Net Swap Receipt - Tranche A-3b                                                                        $         0.00
   Net Swap Receipt - Tranche A-4b                                                                        $         0.00
                                                                                                          --------------
   AVAILABLE FUNDS                                                                                        $58,064,486.02

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       December, 2007
Payment Date                                                                                                 1/15/2008
Transaction Month                                                                                                    7

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 58,064,486.02
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 58,064,486.02
Servicing Fee                               $    1,558,924.01   $ 1,558,924.01   $    0.00   $    0.00   $ 56,505,562.01
Net Swap Payment - Tranche A-2b             $      129,518.06   $   129,518.06   $    0.00   $    0.00   $ 56,376,043.95
Net Swap Payment - Tranche A-3b             $      122,765.42   $   122,765.42   $    0.00   $    0.00   $ 56,253,278.53
Net Swap Payment - Tranche A-4b             $       63,044.79   $    63,044.79   $    0.00   $    0.00   $ 56,190,233.74
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 56,190,233.74
Interest - Class A-1 Notes                  $      552,651.89   $   552,651.89   $    0.00   $    0.00   $ 55,637,581.85
Interest - Class A-2a Notes                 $    1,355,000.00   $ 1,355,000.00   $    0.00   $    0.00   $ 54,282,581.85
Interest - Class A-2b Notes                 $    1,167,060.57   $ 1,167,060.57   $    0.00   $    0.00   $ 53,115,521.28
Interest - Class A-3a Notes                 $    1,149,498.00   $ 1,149,498.00   $    0.00   $    0.00   $ 51,966,023.28
Interest - Class A-3b Notes                 $    1,197,784.58   $ 1,197,784.58   $    0.00   $    0.00   $ 50,768,238.70
Interest - Class A-4a Notes                 $      657,904.25   $   657,904.25   $    0.00   $    0.00   $ 50,110,334.45
Interest - Class A-4b Notes                 $      593,080.21   $   593,080.21   $    0.00   $    0.00   $ 49,517,254.24
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 49,517,254.24
Interest - Class B Notes                    $      278,875.33   $   278,875.33   $    0.00   $    0.00   $ 49,238,378.91
Second Priority Principal Payment           $            0.00   $         0.00   $    0.00   $    0.00   $ 49,238,378.91
Interest - Class C Notes                    $      192,560.00   $   192,560.00   $    0.00   $    0.00   $ 49,045,818.91
Third Priority Principal Payment            $   19,305,281.84   $19,305,281.84   $    0.00   $    0.00   $ 29,740,537.07
Interest - Class D Notes                    $      234,054.13   $   234,054.13   $    0.00   $    0.00   $ 29,506,482.94
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 29,506,482.94
Regular Principal Payment                   $  108,963,963.74   $29,506,482.94   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $58,064,486.02

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $         0.00
                                                                      Second Priority Principal Payment  $         0.00
                                                                      Third Priority Principal Payment   $19,305,281.84
                                                                      Regular Principal Payment          $29,506,482.94
                                                                                                         --------------
                                                                      TOTAL                              $48,811,764.78

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                         ORIGINAL                          ORIGINAL
                             ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                         --------------   -------------   -------------   --------------   --------------   --------------
Class A-1 Notes          $48,811,764.78   $      104.75   $  552,651.89   $         1.19   $49,364,416.67   $       105.93
Class A-2a Notes         $         0.00   $        0.00   $1,355,000.00   $         4.52   $ 1,355,000.00   $         4.52
Class A-2b Notes         $         0.00   $        0.00   $1,167,060.57   $         4.06   $ 1,167,060.57   $         4.06
Class A-3a Notes         $         0.00   $        0.00   $1,149,498.00   $         4.50   $ 1,149,498.00   $         4.50
Class A-3b Notes         $         0.00   $        0.00   $1,197,784.58   $         4.07   $ 1,197,784.58   $         4.07
Class A-4a Notes         $         0.00   $        0.00   $  657,904.25   $         4.56   $   657,904.25   $         4.56
Class A-4b Notes         $         0.00   $        0.00   $  593,080.21   $         4.09   $   593,080.21   $         4.09
Class B Notes            $         0.00   $        0.00   $  278,875.33   $         4.67   $   278,875.33   $         4.67
Class C Notes            $         0.00   $        0.00   $  192,560.00   $         4.83   $   192,560.00   $         4.83
Class D Notes            $         0.00   $        0.00   $  234,054.13   $         5.88   $   234,054.13   $         5.88
                         --------------                   -------------                    --------------
TOTAL                    $48,811,764.78                   $7,378,468.96                    $56,190,233.74

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       December, 2007
Payment Date                                                                                                 1/15/2008
Transaction Month                                                                                                    7

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                      $  128,269,245.58       0.2752559   $   79,457,480.80     0.1705096
Class A-2a Notes                                     $  300,000,000.00       1.0000000   $  300,000,000.00     1.0000000
Class A-2b Notes                                     $  287,596,000.00       1.0000000   $  287,596,000.00     1.0000000
Class A-3a Notes                                     $  255,444,000.00       1.0000000   $  255,444,000.00     1.0000000
Class A-3b Notes                                     $  294,000,000.00       1.0000000   $  294,000,000.00     1.0000000
Class A-4a Notes                                     $  144,330,000.00       1.0000000   $  144,330,000.00     1.0000000
Class A-4b Notes                                     $  145,000,000.00       1.0000000   $  145,000,000.00     1.0000000
Class B Notes                                        $   59,759,000.00       1.0000000   $   59,759,000.00     1.0000000
Class C Notes                                        $   39,840,000.00       1.0000000   $   39,840,000.00     1.0000000
Class D Notes                                        $   39,839,000.00       1.0000000   $   39,839,000.00     1.0000000
                                                     -----------------       ---------   -----------------     ---------
TOTAL                                                $1,694,077,245.58       0.8337782   $1,645,265,480.80     0.8097544
POOL INFORMATION
   Weighted Average APR                                                          4.289%                            4.274%
   Weighted Average Remaining Term                                               51.49                             50.64
   Number of Receivables Outstanding                                            89,437                            87,954
   Pool Balance                                                      $1,870,708,807.12                 $1,817,761,585.73
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $1,681,074,495.04                 $1,634,932,963.74
   Pool Factor                                                               0.8407684                         0.8169719

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   11,124,994.82
Targeted Credit Enhancement Amount                                                                     $   18,177,615.86
Yield Supplement Overcollateralization Amount                                                          $  182,828,621.99
Targeted Overcollateralization Amount                                                                  $  189,881,243.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  172,496,104.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   11,124,994.82
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,124,994.82
Change in Reserve Account                                                                                          $0.00

Specified Reserve Balance                                                                              $   11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       December, 2007
Payment Date                                                                                                 1/15/2008
Transaction Month                                                                                                    7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES       AMOUNT
                                                                                        ----------------   -------------
Realized Loss                                                                                        234   $1,309,145.55
(Recoveries)                                                                                          27   $    7,440.34
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,301,705.21
Cumulative Net Losses Last Collection                                                                      $3,162,972.98
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $4,464,678.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.84%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           1.49%             1,214   $27,069,063.06
61-90 Days Delinquent                                                           0.20%               145   $ 3,678,180.45
91-120 Days Delinquent                                                          0.04%                27   $   661,512.18
Over 120 Days Delinquent                                                        0.02%                14   $   322,175.96
                                                                                -----             -----   --------------
TOTAL DELINQUENT RECEIVABLES                                                    1.75%             1,400   $31,730,931.65

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 89   $ 2,091,966.09
Total Repossesed Inventory                                                                          136   $ 3,424,298.74

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.7102%
Preceding Collection Period                                                                                       0.5486%
Current Collection Period                                                                                         0.8470%
Three Month Average                                                                                               0.7019%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1231%
Preceding Collection Period                                                                                       0.1543%
Current Collection Period                                                                                         0.2115%
Three Month Average                                                                                               0.1630%